Unaudited Interim Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 350,192	$ 416,841,494	$ 0	$ (15,348,909)	$ (75,787,009)	$ 326,055,768
Balance (in shares) at Dec. 31, 2019	33,097,831
Issue of common stock	$ 1,277	(1,277)	0	0	0	0
Issue of common stock (in shares)	127,704
Share-based compensation	$ 0	753,994	0	0	0	753,994
Changes in unrealized loss on cash flow hedges	0	(1,659,308)	0	0	0	(1,659,308)
Loss for the period	0	0	0	0	6,518,681	6,518,681
Balance at Mar. 31, 2020	$ 351,469	415,934,903	0	(15,348,909)	(69,268,328)	331,669,135
Balance (in shares) at Mar. 31, 2020	33,225,535
Balance at Dec. 31, 2020	$ 352,067	418,180,983	(729,135)	(15,635,765)	(81,833,204)	320,334,946
Balance (in shares) at Dec. 31, 2020	33,186,603
Issue of common stock	$ 1,487	(1,487)	0	0	0	0
Issue of common stock (in shares)	148,770
Share-based compensation	$ 0	518,511	0	0	0	518,511
Changes in unrealized loss on cash flow hedges	0	0	588,440	0	0	588,440
Loss for the period	0	0	0	0	(8,496,463)	(8,496,463)
Balance at Mar. 31, 2021	$ 353,554	$ 418,698,007	$ (140,695)	$ (15,635,765)	$ (90,329,667)	$ 312,945,434
Balance (in shares) at Mar. 31, 2021	33,335,373